                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                                 For Series 1-12

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director Plus has added 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables

SEPARATE ACCOUNT EXPENSES, PAGE 2
                                                                                     Administration      Separate
                                                                                          and            Account         Total
                                                                    Mortality and     Distribution       Expense        Separate
                              Fund                                 Expense Risk Fee       Fee         Reimbursement    Account Fee
                              ----                                 ----------------  --------------   --------------   ------------
North American - AG Nasdaq-100(R) Index Fund                             0.25%            0.75%              --           1.00%

North American - American Century Income & Growth Fund                   0.25             0.75               --           1.00

North American - American Century International Growth Fund              0.25             0.75               --           1.00

North American - Founders Large Cap Growth Fund                          0.25             0.75               --           1.00

North American - Founders/T. Rowe Price Small Cap Fund                   0.25             0.75               --           1.00

North American - Putnam Opportunities Fund                               0.25             0.75               --           1.00

North American - T. Rowe Price Blue Chip Growth Fund                     0.25             0.75               --           1.00

North American - T. Rowe Price Health Sciences Fund                      0.25             0.75               --           1.00

Ariel Appreciation Fund                                                  0.25             1.00            (0.25)          1.00

Ariel Fund                                                               0.25             1.00            (0.25)          1.00

Dreyfus Basic GNMA Fund                                                  0.25             1.00            (0.25)          1.00

Evergreen Special Equity Fund, Class A                                   0.25             1.00            (0.25)          1.00

INVESCO Blue Chip Growth Fund, Investor Class                            0.25             1.00            (0.25)          1.00

Janus Adviser Worldwide Fund                                             0.25             1.00            (0.25)          1.00

Janus Fund                                                               0.25             1.00            (0.25)          1.00

Lou Holland Growth Fund                                                  0.25             1.00            (0.25)          1.00

MAS Mid Cap Growth Portfolio, Advisor Class                              0.25             1.00            (0.25)          1.00

Sit Mid Cap Growth Fund                                                  0.25             1.00            (0.25)          1.00

Sit Small Cap Growth Fund                                                0.25             1.00            (0.25)          1.00

Warburg Pincus Small Company Growth Fund, Common Class                   0.25             1.00            (0.25)          1.00


For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

FUND ANNUAL EXPENSES, PAGE 3                                                                       Other      Total Fund
                                                                   Management                    Expenses      Expenses
                                                                   Fees (After                  (After Fee    (After Fee
                              Fund                                 Fee Waiver)    12b-1 Fees      Waiver)       Waiver)
                              ----                                 -----------    ----------    ----------    ----------
North American - AG Nasdaq-100(R) Index Fund                           0.40%           --          0.10%         0.50%

North American - American Century Income & Growth Fund                 0.77            --          0.06          0.83

North American - American Century International Growth Fund            1.00            --          0.06          1.06

North American Core Equity Fund                                        0.80            --          0.05          0.85

North American - Founders Large Cap Growth Fund                        1.00            --          0.06          1.06

North American - Founders/T. Rowe Price Small Cap Fund                 0.90            --          0.05          0.95

North American - Putnam Opportunities Fund                             0.95            --          0.06          1.01

North American Small Cap Value Fund                                    0.74            --          0.21          0.95

North American - T. Rowe Price Blue Chip Growth Fund                   0.80            --          0.06          0.86

North American - T. Rowe Price Health Sciences Fund                    1.00            --          0.06          1.06

Ariel Appreciation Fund                                                0.75          0.25%         0.26          1.26

Ariel Fund                                                             0.65          0.25          0.35          1.25

Dreyfus Basic GNMA Fund                                                0.26            --          1.29          1.55

Evergreen Special Equity Fund, Class A                                 0.90          0.25          0.16          1.31

INVESCO Blue Chip Growth Fund, Investor Class                          0.53          0.25          0.26          1.04

Janus Adviser Worldwide Fund                                           0.65          0.25          0.30          1.20

Janus Fund                                                             0.65            --          0.20          0.85

Lou Holland Growth Fund                                                0.85            --          0.50          1.35

MAS Mid Cap Growth Portfolio, Advisor Class                            0.50          0.25          0.13          0.88

Sit Mid Cap Growth Fund                                                1.00            --            --          1.00

Sit Small Cap Growth Fund                                              1.50            --            --          1.50

Warburg Pincus Small Company Growth Fund, Common Class                 0.00          0.25          1.15          1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003. Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R) Index Fund                           $16           $49           $ 84          $184

North American - American Century Income & Growth Fund                  19            59            101           219

North American - American Century International Growth Fund             21            66            113           244

North American Core Equity Fund                                         19            59            102           222

North American - Founders Large Cap Growth Fund                         21            66            113           244

North American - Founders/T. Rowe Price Small Cap Fund                  20            62            107           232

North American - Putnam Opportunities Fund                              21            64            110           238

North American Small Cap Value Fund                                     18            55             94           206

North American - T. Rowe Price Blue Chip Growth Fund                    19            60            103           223

North American - T. Rowe Price Health Sciences Fund                     21            66            113           244

Ariel Appreciation Fund                                                 23            72            123           264

Ariel Fund                                                              23            72            123           263

Dreyfus Basic GNMA Fund                                                 26            81            138           293

Evergreen Special Equity Fund, Class A                                  24            73            126           269

INVESCO Blue Chip Growth Fund, Investor Class                           21            65            112           241

Janus Adviser Worldwide Fund                                            23            70            120           258

Janus Fund                                                              19            59            102           222

Lou Holland Growth Fund                                                 24            75            128           273

MAS Mid Cap Growth Portfolio, Advisor Class                             19            60            104           225

Sit Mid Cap Growth Fund                                                 21            64            110           237

Sit Small Cap Growth Fund                                               26            79            135           288

Warburg Pincus Small Company Growth Fund, Common Class                  25            76            130           278

ADDITIONS TO EXAMPLE #2, PAGE 6

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R) Index Fund                           $62           $ 99          $134          $184

North American - American Century Income & Growth Fund                  65            108           151           219

North American Core Equity Fund                                         66            109           152           222

North American - American Century International Growth Fund             68            115           163           244

North American - Founders Large Cap Growth Fund                         68            115           163           244

North American - Founders/T. Rowe Price Small Cap Fund                  67            112           157           232

North American - Putnam Opportunities Fund                              67            113           160           238

North American Small Cap Value Fund                                     64            104           144           206

North American - T. Rowe Price Blue Chip Growth Fund                    66            109           153           223

North American - T. Rowe Price Health Sciences Fund                     68            115           163           244

Ariel Appreciation Fund                                                 70            121           173           264

Ariel Fund                                                              69            120           173           263

Dreyfus Basic GNMA Fund                                                 72            129           188           293

Evergreen Special Equity Fund, Class A                                  70            122           176           269

INVESCO Blue Chip Growth Fund, Investor Class                           67            114           162           241

Janus Adviser Worldwide Fund                                            69            119           170           258

Janus Fund                                                              66            109           152           222

Lou Holland Growth Fund                                                 70            123           178           273

MAS Mid Cap Growth Portfolio, Advisor Class                             66            110           154           225

Sit Mid Cap Growth Fund                                                 67            113           160           237

Sit Small Cap Growth Fund                                               72            127           185           288

Warburg Pincus Small Company Growth Fund, Common Class                  71            125           180           278

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                              For Series 1.20-12.20

                       Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director Plus has added 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables

SEPARATE ACCOUNT EXPENSES, PAGE 2                                           Administration     Separate
                                                             Mortality and       and            Account
                                                             Expense Risk    Distribution       Expense      Total Separate
                          Fund                                    Fee            Fee         Reimbursement    Account Fee
                          ----                               -------------  --------------   -------------   --------------
North American - AG Nasdaq-100(R) Index Fund                     0.25%           0.55%             --            0.80%
North American - American Century Income & Growth Fund           0.25            0.55              --            0.80
North American - American Century International Growth Fund      0.25            0.55              --            0.80
North American - Founders Large Cap Growth Fund                  0.25            0.55              --            0.80
North American - Founders/T. Rowe Price Small Cap Fund           0.25            0.55              --            0.80
North American - Putnam Opportunities Fund                       0.25            0.55              --            0.80
North American - T. Rowe Price Blue Chip Growth Fund             0.25            0.55              --            0.80
North American - T. Rowe Price Health Sciences Fund              0.25            0.55              --            0.80
Ariel Appreciation Fund                                          0.25            0.80           (0.25)           0.80
Ariel Fund                                                       0.25            0.80           (0.25)           0.80
Dreyfus Basic GNMA Fund                                          0.25            0.80           (0.25)           0.80
Evergreen Special Equity Fund, Class A                           0.25            0.80           (0.25)           0.80
INVESCO Blue Chip Growth Fund, Investor Class                    0.25            0.80           (0.25)           0.80
Janus Adviser Worldwide Fund                                     0.25            0.80           (0.25)           0.80
Janus Fund                                                       0.25            0.80           (0.25)           0.80
Lou Holland Growth Fund                                          0.25            0.80           (0.25)           0.80
MAS Mid Cap Growth Portfolio, Advisor Class                      0.25            0.80           (0.25)           0.80
Sit Mid Cap Growth Fund                                          0.25            0.80           (0.25)           0.80
Sit Small Cap Growth Fund                                        0.25            0.80           (0.25)           0.80
Warburg Pincus Small Company Growth Fund, Common Class           0.25            0.80           (0.25)           0.80

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

FUND ANNUAL EXPENSES, PAGE 3                                 Management                 Other    Total Fund
                                                                Fees                  Expenses    Expenses
                                                             (After Fee              (After Fee  (After Fee
                       Fund                                    Waiver)   12b-1 Fees    Waiver)     Waiver)
                       ----                                  ----------  ----------  ----------  ----------

North American - AG Nasdaq-100(R)Index Fund                     0.40%         --        0.10%       0.50%
North American - American Century Income & Growth Fund          0.77          --        0.06        0.83
North American - American Century International Growth Fund     1.00          --        0.06        1.06
North American - Core Equity Fund                               0.80          --        0.05        0.85
North American - Founders Large Cap Growth Fund                 1.00          --        0.06        1.06
North American - Founders/T. Rowe Price Small Cap Fund          0.90          --        0.05        0.95
North American - Putnam Opportunities Fund                      0.95          --        0.06        1.01
North American - Small Cap Value Fund                           0.74          --        0.21        0.95
North American - T. Rowe Price Blue Chip Growth Fund            0.80          --        0.06        0.86
North American - T. Rowe Price Health Sciences Fund             1.00          --        0.06        1.06
Ariel Appreciation Fund                                         0.75        0.25%       0.26        1.26
Ariel Fund                                                      0.65        0.25        0.35        1.25
Dreyfus Basic GNMA Fund                                         0.26          --        1.29        1.55
Evergreen Special Equity Fund, Class A                          0.90        0.25        0.16        1.31
INVESCO Blue Chip Growth Fund, Investor Class                   0.53        0.25        0.26        1.04
Janus Adviser Worldwide Fund                                    0.65        0.25        0.30        1.20
Janus Fund                                                      0.65          --        0.20        0.85
Lou Holland Growth Fund                                         0.85          --        0.50        1.35
MAS Mid Cap Growth Portfolio, Advisor Class                     0.50        0.25        0.13        0.88
Sit Mid Cap Growth Fund                                         1.00          --          --        1.00
Sit Small Cap Growth Fund                                       1.50          --          --        1.50
Warburg Pincus Small Company Growth Fund, Common Class          0.00        0.25        1.15        1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                         Fund                                        1 Year        3 Years       5 Years       10 Years
                         ----                                        ------        -------       -------       --------
North American - AG Nasdaq-100(R)Index Fund                            $14           $42           $ 73          $162
North American - American Century Income & Growth Fund                  17            53             91           198
North American - American Century International Growth Fund             19            60            103           223
North American - Core Equity Fund                                       17            53             92           200
North American - Founders Large Cap Growth Fund                         19            60            103           223
North American - Founders/T. Rowe Price Small Cap Fund                  18            56             97           211
North American - Putnam Opportunities Fund                              19            58            100           217
North American - Small Cap Value Fund                                   16            49             84           184
North American - T. Rowe Price Blue Chip Growth Fund                    17            54             92           201
North American - T. Rowe Price Health Sciences Fund                     19            60            103           223
Ariel Appreciation Fund                                                 21            66            113           244
Ariel Fund                                                              21            65            112           242
Dreyfus Basic GNMA Fund                                                 26            79            136           289
Evergreen Special Equity Fund, Class A                                  22            67            115           249
INVESCO Blue Chip Growth Fund, Investor Class                           19            59            102           221
Janus Adviser Worldwide Fund                                            21            64            110           237
Janus Fund                                                              17            53             92           200
Lou Holland Growth Fund                                                 22            69            118           253
MAS Mid Cap Growth Portfolio, Advisor Class                             17            54             93           203
Sit Mid Cap Growth Fund                                                 19            58            100           216
Sit Small Cap Growth Fund                                               24            73            125           268
Warburg Pincus Small Company Growth Fund, Common Class                  23            70            120           258

ADDITIONS TO EXAMPLE #2, PAGE 6

                         Fund                                        1 Year        3 Years       5 Years       10 Years
                         ----                                        ------        -------       -------       --------
North American - AG Nasdaq-100(R)Index Fund                            $60           $ 92          $123          $162
North American - American Century Income & Growth Fund                  63            102           141           198
North American - American Century International Growth Fund             66            109           153           223
North American - Core Equity Fund                                       64            103           142           200
North American - Founders Large Cap Growth Fund                         66            109           153           223
North American - Founders/T. Rowe Price Small Cap Fund                  65            106           147           211
North American - Putnam Opportunities Fund                              65            108           150           217
North American - Small Cap Value Fund                                   62             99           134           184
North American - T. Rowe Price Blue Chip Growth Fund                    64            103           142           201
North American - T. Rowe Price Health Sciences Fund                     66            109           153           223
Ariel Appreciation Fund                                                 68            115           163           244
Ariel Fund                                                              68            115           162           242
Dreyfus Basic GNMA Fund                                                 72            128           186           289
Evergreen Special Equity Fund, Class A                                  68            116           165           249
INVESCO Blue Chip Growth Fund, Investor Class                           65            108           152           221
Janus Adviser Worldwide Fund                                            67            113           160           237
Janus Fund                                                              64            103           142           200
Lou Holland Growth Fund                                                 68            117           168           253
MAS Mid Cap Growth Portfolio, Advisor Class                             64            104           143           203
Sit Mid Cap Growth Fund                                                 65            107           150           216
Sit Small Cap Growth Fund                                               70            122           175           268
Warburg Pincus Small Company Growth Fund, Common Class                  69            119           170           258

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                             PORTFOLIO DIRECTOR PLUS
                           Fixed and Variable Annuity
                               Separate Account A

                              For Series 1.40-12.40

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":

Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity Life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) Plus Fixed and Variable Annuity
                           --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series Portfolio Director Plus that consist of group and individual fixed and variable
                                                             ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

-------------------------------------------------------------------------------
Portfolio Director Plus has added 20 variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
-------------------------------------------------------------------------------

Additions to the Fee Tables

                                                                                                         Separate
SEPARATE ACCOUNT EXPENSES, PAGE 2                                                     Administration     Account
                                                                    Mortality and          and           Expense     Total Separate
                                                                    Expense Risk       Distribution     Reimburse-      Account
                              Fund                                       Fee               Fee             ment           Fee
                              ----                                  -------------     --------------    ----------   --------------
North American - AG Nasdaq-100(R) Index Fund                             0.25%             0.35%              --         0.60%
North American - American Century Income & Growth Fund                   0.25              0.35               --         0.60
North American - American Century International Growth Fund              0.25              0.35               --         0.60
North American - Founders Large Cap Growth Fund                          0.25              0.35               --         0.60
North American - Founders/T. Rowe Price Small Cap Fund                   0.25              0.35               --         0.60
North American - Putnam Opportunities Fund                               0.25              0.35               --         0.60
North American - T. Rowe Price Blue Chip Growth Fund                     0.25              0.35               --         0.60
North American - T. Rowe Price Health Sciences Fund                      0.25              0.35               --         0.60
Ariel Appreciation Fund                                                  0.25              0.60            (0.25)        0.60
Ariel Fund                                                               0.25              0.60            (0.25)        0.60
Dreyfus Basic GNMA Fund                                                  0.25              0.60            (0.25)        0.60
Evergreen Special Equity Fund, Class A                                   0.25              0.60            (0.25)        0.60
INVESCO Blue Chip Growth Fund, Investor Class                            0.25              0.60            (0.25)        0.60
Janus Adviser Worldwide Fund                                             0.25              0.60            (0.25)        0.60
Janus Fund                                                               0.25              0.60            (0.25)        0.60
Lou Holland Growth Fund                                                  0.25              0.60            (0.25)        0.60
MAS Mid Cap Growth Portfolio, Advisor Class                              0.25              0.60            (0.25)        0.60
Sit Mid Cap Growth Fund                                                  0.25              0.60            (0.25)        0.60
Sit Small Cap Growth Fund                                                0.25              0.60            (0.25)        0.60
Warburg Pincus Small Company Growth Fund, Common Class                   0.25              0.60            (0.25)        0.60

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

FUND ANNUAL EXPENSES, PAGE 3                                                                      Other       Total Fund
                                                                   Management                    Expenses      Expenses
                                                                   Fees (After                  (After Fee    (After Fee
                              Fund                                 Fee Waiver)     12b-1 Fees     Waiver)       Waiver)
                              ----                                 -----------     ----------   ----------    ----------
North American - AG Nasdaq-100(R)Index Fund                            0.40%           --          0.10%         0.50%
North American - American Century Income & Growth Fund                 0.77            --          0.06          0.83
North American - American Century International Growth Fund            1.00            --          0.06          1.06
North American Core Equity Fund                                        0.80            --          0.05          0.85
North American - Founders Large Cap Growth Fund                        1.00            --          0.06          1.06
North American - Founders/T. Rowe Price Small Cap Fund                 0.90            --          0.05          0.95
North American - Putnam Opportunities Fund                             0.95            --          0.06          1.01
North American Small Cap Value Fund                                    0.74            --          0.21          0.95
North American - T. Rowe Price Blue Chip Growth Fund                   0.80            --          0.06          0.86
North American - T. Rowe Price Health Sciences Fund                    1.00            --          0.06          1.06
Ariel Appreciation Fund                                                0.75          0.25%         0.26          1.26
Ariel Fund                                                             0.65          0.25          0.35          1.25
Dreyfus Basic GNMA Fund                                                0.26            --          1.29          1.55
Evergreen Special Equity Fund, Class A                                 0.90          0.25          0.16          1.31
INVESCO Blue Chip Growth Fund, Investor Class                          0.53          0.25          0.26          1.04
Janus Adviser Worldwide Fund                                           0.65          0.25          0.30          1.20
Janus Fund                                                             0.65            --          0.20          0.85
Lou Holland Growth Fund                                                0.85            --          0.50          1.35
MAS Mid Cap Growth Portfolio, Advisor Class                            0.50          0.25          0.13          0.88
Sit Mid Cap Growth Fund                                                1.00            --            --          1.00
Sit Small Cap Growth Fund                                              1.50            --            --          1.50
Warburg Pincus Small Company Growth Fund, Common Class                 0.00          0.25          1.15          1.40

Waivers and Fee Reimbursements:

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

ADDITIONS TO EXAMPLE #1, PAGE 5

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R)Index Fund                            $12           $36           $63           $139
North American - American Century Income & Growth Fund                  15            46            80            176
North American - American Century International Growth Fund             17            54            92            201
North American Core Equity Fund                                         15            47            81            178
North American - Founders Large Cap Growth Fund                         17            54            92            201
North American - Founders/T. Rowe Price Small Cap Fund                  16            50            87            189

North American - Putnam Opportunities Fund                              17            52            90            196
North American Small Cap Value Fund                                     14            42            73            162
North American - T. Rowe Price Blue Chip Growth Fund                    15            47            82            179
North American - T. Rowe Price Health Sciences Fund                     17            54            92            201
Ariel Appreciation Fund                                                 19            60           103            223
Ariel Fund                                                              19            59           102            222
Dreyfus Basic GNMA Fund                                                 22            69           118            253
Evergreen Special Equity Fund, Class A                                  20            61           105            228
INVESCO Blue Chip Growth Fund, Investor Class                           17            53            91            199
Janus Adviser Worldwide Fund                                            19            58           100            216
Janus Fund                                                              15            47            81            178
Lou Holland Growth Fund                                                 20            62           107            232
MAS Mid Cap Growth Portfolio, Advisor Class                             15            48            83            182
Sit Mid Cap Growth Fund                                                 17            52            89            195
Sit Small Cap Growth Fund                                               22            67           115            248
Warburg Pincus Small Company Growth Fund, Common Class                  21            64           110            237


ADDITIONS TO EXAMPLE #2, PAGE 6

                              Fund                                    1 Year        3 Years       5 Years      10 Years
                              ----                                    ------        -------       -------      --------
North American - AG Nasdaq-100(R)Index Fund                            $58           $ 86          $113          $139
North American - American Century Income & Growth Fund                  62             96           130           176
North American - American Century International Growth Fund             64            103           142           201
North American Core Equity Fund                                         62             97           131           178
North American - Founders Large Cap Growth Fund                         64            103           142           201
North American - Founders/T. Rowe Price Small Cap Fund                  63            100           137           189
North American - Putnam Opportunities Fund                              63            102           140           196
North American Small Cap Value Fund                                     60             92           123           162
North American - T. Rowe Price Blue Chip Growth Fund                    62             97           132           179
North American - T. Rowe Price Health Sciences Fund                     64            103           142           201
Ariel Appreciation Fund                                                 66            109           153           223
Ariel Fund                                                              66            109           152           222
Dreyfus Basic GNMA Fund                                                 68            117           168           253
Evergreen Special Equity Fund, Class A                                  66            111           155           228
INVESCO Blue Chip Growth Fund, Investor Class                           64            103           141           199
Janus Adviser Worldwide Fund                                            65            107           150           216
Janus Fund                                                              62             97           131           178
Lou Holland Growth Fund                                                 67            112           157           232
MAS Mid Cap Growth Portfolio, Advisor Class                             62             98           133           182
Sit Mid Cap Growth Fund                                                 63            101           139           195
Sit Small Cap Growth Fund                                               68            116           165           248
Warburg Pincus Small Company Growth Fund, Common Class                  67            113           160           237

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

Each of the North American funds shown above is a series of North American Funds Variable Product Series I.

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                                 For Series 1-12

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":

Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of

Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director 2 has added several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2



SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                     Administration         Separate
assets):                                    Mortality and         and               Account
                                             Expense Risk    Distribution           Expense        Total Separate
                    Fund                         Fee              Fee             Reimbursement     Account Fee
                    ----                    -------------    ---------------      -------------    --------------

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Asset                     0.25%             0.75%              --              1.00%
     Allocation Fund

     North American - AG Capital                   0.25              0.75               --              1.00
     Conservation Fund

     North American - AG Government                0.25              0.75               --              1.00
     Securities Fund

     North American - AG Growth                    0.25              0.75               --              1.00
     & Income Fund

     North American - AG International             0.25              0.75               --              1.00
     Equities Fund

     North American - AG MidCap Index              0.25              0.75               --              1.00
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.75               --              1.00
     Index Fund

     North American - AG Small Cap                 0.25              0.75               --              1.00
     Index Fund

     North American - American Century             0.25              0.75               --              1.00



     Income & Growth Fund

     North American - American Century             0.25              0.75               --              1.00
     International Growth Fund

     North American - Founders Large               0.25              0.75               --              1.00
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.75               --              1.00
     Price Small Cap Fund

     North American - Putnam                       0.25              0.75               --              1.00
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.75               --              1.00
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.75               --              1.00
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.25              0.75             (0.25%)           0.75
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.75             (0.25)            0.75
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.75             (0.25)            0.75

     North American - AG High Yield                0.25              0.75             (0.25)            0.75
     Bond Fund

     North American - AG Moderate Growth           0.25              0.75             (0.25)            0.75
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.75             (0.25)            0.75
     Fund

     North American - AG Socially                  0.25              0.75             (0.25)            0.75
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.75             (0.25)            0.75
     Fund

     North American - Goldman Sachs                0.25              0.75             (0.25)            0.75
     Large Cap Growth Fund

     North American International Growth           0.25              0.75             (0.25)            0.75
     Fund

     North American - INVESCO MidCap               0.25              0.75             (0.25)            0.75
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.75             (0.25)            0.75
     Cap Growth Fund

     North American Small Cap Value                0.25              0.75             (0.25)            0.75
     Fund

     North American - State Street Large           0.25              0.75             (0.25)            0.75
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.75             (0.25)            0.75
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              1.00             (0.25)            1.00

     Ariel Fund                                    0.25              1.00             (0.25)            1.00

Dreyfus Basic GNMA Fund                            0.25              1.00             (0.25)            1.00

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              1.00             (0.25)            1.00
     Class A

     Evergreen Small Cap Value Fund,               0.25              1.00             (0.25)            1.00
     Class A


     Evergreen Value Fund, Class A                 0.25              1.00             (0.25)            1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              1.00             (0.25)            1.00
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              1.00               --              1.25

INVESCO Blue Chip Growth Fund,                     0.25              1.00             (0.25)            1.00
     Investor Class

Janus Adviser Worldwide Fund                       0.25              1.00             (0.25)            1.00

Janus Fund                                         0.25              1.00             (0.25)            1.00

Lou Holland Growth Fund                            0.25              1.00             (0.25)            1.00

MAS Mid Cap Growth Portfolio,                      0.25              1.00             (0.25)            1.00
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              1.00             (0.25)            1.00

     Sit Small Cap Growth Fund                     0.25              1.00             (0.25)            1.00

Vanguard LifeStrategy Conservative                 0.25              1.00               --              1.25
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              1.00               --              1.25

Vanguard LifeStrategy Moderate                     0.25              1.00               --              1.25
     Growth Fund

Warburg Pincus Small Company                       0.25              1.00             (0.25)            1.00
     Growth Fund, Common Class


For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.


FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):                                                                Total Fund
                                              Management Fees                     Other Expenses   Expenses (After
                                                (After Fee                        (After Expense       Expense
                    Fund                          Waiver)         12b-1 Fees         Waiver)           Waiver)
                    ----                      ---------------     ----------      --------------   ---------------

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth                    0.75               --               0.07             0.82
     & Income Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap                 0.35               --               0.06             0.41
     Index Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American Core Equity Fund               0.80               --               0.05             0.85

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.05             0.95
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                --              0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.21             0.95
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26               --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60                --              0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65                --              0.20             0.85

Lou Holland Growth Fund                            0.85                --              0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                --             1.00

     Sit Small Cap Growth Fund                     1.50                --                --             1.50

Vanguard LifeStrategy Conservative                 0.28                --                --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                --             0.29
     Growth Fund

Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class


Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1


                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $16               $51               $88              $192
     Allocation Fund

     North American - AG Capital                    17                52                89               195
     Conservation Fund

     North American - AG Government                 17                51                89               194
     Securities Fund

     North American - AG Growth &   Income          19                58               101               218
     Fund

     North American - AG International              15                46                80               176
     Equities Fund

     North American - AG MidCap Index               14                45                78               171
     Fund

     North American - AG Nasdaq-100(R)              16                49                84               184
     Index Fund

     North American - AG Small Cap  Index           15                46                79               174
     Fund

     North American - American Century              19                59               101               219
     Income & Growth Fund

     North American - American Century              21                66               113               244
     International Growth Fund

     North American - Core Equity Fund              19                59               102               222

     North American - Founders Large                21                66               113               244
     Cap Growth Fund

     North American - Founders/T. Rowe              20                62               107               232
     Price Small Cap Fund

     North American - Putnam                        21                64               110               238
     Opportunities Fund

     North American - T. Rowe Price Blue            19                60               103               223
     Chip Growth Fund

     North American - T. Rowe Price                 21                66               113               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  9                28                49               110
     Growth Lifestyle Fund

     North American - AG Conservative                9                28                49               110
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund            16                50                87               189

     North American - AG High Yield                 18                56                96               209
     Bond Fund

     North American - AG Moderate   Growth           9                28                49               110
     Lifestyle Fund

     North American - AG 2 Money    Market          14                42                73               161
     Fund

     North American - AG Socially                   14                42                73               162
     Responsible Fund

     North American - AG Strategic Bond             17                53                91               198
     Fund


     North American - Goldman Sachs                 16                51                87               190
     Large Cap Growth Fund

     North American International Growth            19                60               104               225
     Fund

     North American - INVESCO MidCap                16                49                85               186
     Growth Fund

     North American - J.P. Morgan Small             19                60               103               223
     Cap Growth Fund

     North American Small Cap Value                 18                55                94               206
     Fund

     North American - State Street Large            16                50                87               189
     Cap Value Fund

     North American - Neuberger Berman              18                57                99               214
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        23                72               123               264

     Ariel Fund                                     23                72               123               263

Dreyfus Basic GNMA Fund                             26                81               138               293

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              25                77               132               281
     Class A

     Evergreen Small Cap Value Fund,                27                84               144               304
     Class A

     Evergreen Value Fund, Class A                  21                64               110               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 24                73               126               269
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  21                65               111               240

INVESCO Blue Chip Growth Fund,                      21                65               112               241
     Investor Class

Janus Adviser Worldwide Fund                        23                70               120               258

Janus Fund                                          19                59               102               222

Lou Holland Growth Fund                             24                75               128               273

MAS Mid Cap Growth Portfolio,                       19                60               104               225
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        21                64               110               237

     Sit Small Cap Growth Fund                      26                79               135               288

Vanguard LifeStrategy Conservative                  16                50                86               187
     Growth Fund

Vanguard LifeStrategy Growth Fund                   16                50                86               188

Vanguard LifeStrategy Moderate                      16                50                86               188
     Growth Fund

Warburg Pincus Small Company                        25                76               130               278
     Growth Fund, Common Class

EXAMPLE #2


                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $63               $101             $138              $192
     Allocation Fund

     North American - AG Capital                    63                101              139               195
     Conservation Fund

     North American - AG Government                 63                101              139               194
     Securities Fund


     North American - AG Growth & Income            65                108              151               218
     Fund

     North American - AG International              62                 96              130               176
     Equities Fund

     North American - AG MidCap Index               61                 95              128               171
     Fund

     North American - AG Nasdaq-100(R)              62                 99              134               184
     Index Fund

     North American - AG Small Cap Index            61                 96              129               174
     Fund

     North American - American Century              65                108              151               219
     Income & Growth Fund

     North American - American Century              68                115              163               244
     International Growth Fund

     North American Core Equity Fund                66                109              152               222

     North American - Founders Large                68                115              163               244
     Cap Growth Fund

     North American - Founders/T. Rowe              67                112              157               232
     Price Small Cap Fund

     North American - Putnam                        67                113              160               238
     Opportunities Fund

     North American - T. Rowe Price Blue            66                109              153               223
     Chip Growth Fund

     North American - T. Rowe Price                 68                115              163               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                 56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Conservative               56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             63                100              137               189

     North American - AG High Yield                 64                105              146               209
     Bond Fund

     North American - AG Moderate Growth            56                 78               99               110
     Lifestyle Fund

     North American - AG 2 Money Market             60                 92              123               161
     Fund

     North American - AG Socially                   60                 92              123               162
     Responsible Fund

     North American - AG Strategic Bond             63                102              141               198
     Fund

     North American - Goldman Sachs                 63                100              137               190
     Large Cap Growth Fund

     North American International Growth            66                110              154               225
     Fund

     North American - INVESCO MidCap                62                 99              135               186
     Growth Fund

     North American - J.P. Morgan Small             66                109              153               223
     Cap Growth Fund

     North American Small Cap Value                 64                104              144               206
     Fund

     North American - State Street Large            63                100              137               189
     Cap Value Fund


     North American - Neuberger Berman              65                107              149               214
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        70                121              173               264

     Ariel Fund                                     69                120              173               263

Dreyfus Basic GNMA Fund                             72                129              188               293

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              71                125              182               281
     Class A

     Evergreen Small Cap Value Fund,                73                132              194               304
     Class A

     Evergreen Value Fund, Class A                  67                113              160               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 70                122              176               269
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  67                114              161               240

INVESCO Blue Chip Growth Fund,                      67                114              162               241
     Investor Class

Janus Adviser Worldwide Fund                        69                119              170               258

Janus Fund                                          66                109              152               222

Lou Holland Growth Fund                             70                123              178               273

MAS Mid Cap Growth Portfolio,                       66                110              154               225
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        67                113              160               237

     Sit Small Cap Growth Fund                      72                127              185               288

Vanguard LifeStrategy Conservative                  63                 99              136               187
     Growth Fund

Vanguard LifeStrategy Growth Fund                   63                100              136               188

Vanguard LifeStrategy Moderate                      63                100              136               188
     Growth Fund

Warburg Pincus Small Company                        71                125              180               278
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Standard Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                             For Series 1.20 - 12.20

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------
First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director 2 has added several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2


--------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                        Administration      Separate
assets):                                       Mortality and         and             Account
                                               Expense Risk      Distribution        Expense        Total Separate
                    Fund                           Fee               Fee           Reimbursement      Account Fee
                    ----                       -------------    --------------     -------------    --------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.25%             0.55%              --              0.80%
     Allocation Fund

     North American - AG Capital                   0.25              0.55               --              0.80
     Conservation Fund

     North American - AG Government                0.25              0.55               --              0.80
     Securities Fund

     North American - AG Growth &                  0.25              0.55               --              0.80
     Income Fund

     North American - AG International             0.25              0.55               --              0.80
     Equities Fund

     North American - AG MidCap Index              0.25              0.55               --              0.80
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.55               --              0.80
     Index Fund

     North American - AG Small Cap Index           0.25              0.55               --              0.80
     Fund

     North American - American Century             0.25              0.55               --              0.80
     Income & Growth Fund


     North American - American Century             0.25              0.55               --              0.80
     International Growth Fund

     North American - Founders Large               0.25              0.55               --              0.80
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.55               --              0.80
     Price Small Cap Fund

     North American - Putnam                       0.25              0.55               --              0.80
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.55               --              0.80
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.55               --              0.80
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.25              0.55             (0.25%)           0.55
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.55             (0.25)            0.55
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund           0.25              0.55             (0.25)            0.55

     North American - AG High Yield                0.25              0.55             (0.25)            0.55
     Bond Fund

     North American - AG Moderate Growth           0.25              0.55             (0.25)            0.55
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.55             (0.25)            0.55
     Fund

     North American - AG Socially                  0.25              0.55             (0.25)            0.55
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.55             (0.25)            0.55
     Fund

     North American - Goldman Sachs                0.25              0.55             (0.25)            0.55
     Large Cap Growth Fund

     North American International Growth           0.25              0.55             (0.25)            0.55
     Fund

     North American - INVESCO MidCap               0.25              0.55             (0.25)            0.55
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.55             (0.25)            0.55
     Cap Growth Fund

     North American Small Cap Value                0.25              0.55             (0.25)            0.55
     Fund

     North American - State Street Large           0.25              0.55             (0.25)            0.55
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.55             (0.25)            0.55
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              0.80             (0.25)            0.80

     Ariel Fund                                    0.25              0.80             (0.25)            0.80

     Dreyfus Basic GNMA Fund                       0.25              0.80             (0.25)            0.80

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              0.80             (0.25)            0.80
     Class A

     Evergreen Small Cap Value Fund,               0.25              0.80             (0.25)            0.80
     Class A


     Evergreen Value Fund, Class A                 0.25              0.80             (0.25)            0.80

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              0.80             (0.25)            0.80
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              0.80               --              1.05

INVESCO Blue Chip Growth Fund,                     0.25              0.80             (0.25)            0.80
     Investor Class

Janus Adviser Worldwide Fund                       0.25              0.80             (0.25)            0.80

Janus Fund                                         0.25              0.80             (0.25)            0.80

Lou Holland Growth Fund                            0.25              0.80             (0.25)            0.80

MAS Mid Cap Growth Portfolio,                      0.25              0.80             (0.25)            0.80
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              0.80             (0.25)            0.80

     Sit Small Cap Growth Fund                     0.25              0.80             (0.25)            0.80

Vanguard LifeStrategy Conservative Growth Fund     0.25              0.80               --              1.05

Vanguard LifeStrategy Growth Fund                  0.25              0.80               --              1.05

Vanguard LifeStrategy Moderate Growth Fund         0.25              0.80               --              1.05

Warburg Pincus Small Company                       0.25              0.80             (0.25)            0.80
     Growth Fund, Common Class

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.


--------------------------------------------------------------------------------------------------------------------
FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):                                                                Total Fund
                                              Management Fees                     Other Expenses   Expenses (After
                                                (After Fee                        (After Expense   Expense Waiver)
                    Fund                          Waiver)         12b-1 Fees         Waiver)
                    ----                      ---------------     ----------      --------------   ---------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth & Income           0.75               --               0.07             0.82
     Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap Index           0.35               --               0.06             0.41
     Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American - Core Equity Fund             0.80               --               0.05             0.85

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund


     North American - Founders/T. Rowe             0.90               --               0.05             0.95
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                --              0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.21             0.95
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26               --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A


FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60               --               0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
     Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65               --               0.20             0.85

Lou Holland Growth Fund                            0.85               --               0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00               --                --              1.00

     Sit Small Cap Growth Fund                     1.50               --                --              1.50

Vanguard LifeStrategy Conservative                 0.28               --                --              0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29               --                --              0.29

Vanguard LifeStrategy Moderate                     0.29               --                --              0.29
     Growth Fund


Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class


Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard:The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1


--------------------------------------------------------------------------------------------------------------------
                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
     North American - AG Asset                      $14               $45              $77              $170
     Allocation Fund

     North American - AG Capital                    15                46                79               173
     Conservation Fund

     North American - AG Government                 15                45                78               172
     Securities Fund

     North American - AG Growth &                   17                52                90               197
     Income Fund

     North American - AG International              13                40                70               154
     Equities Fund

     North American - AG MidCap Index               12                39                67               148
     Fund

     North American - AG Nasdaq-100(R)              14                42                73               162
     Index Fund

     North American - AG Small Cap                  13                40                69               152
     Index Fund

     North American - American Century              17                53                91               198
     Income & Growth Fund

     North American - American Century              19                60               103               223
     International Growth Fund

     North American - Core Equity Fund              17                53                92               200

     North American - Founders Large                19                60               103               223
     Cap Growth Fund

     North American - Founders/T. Rowe              18                56                97               211
     Price Small Cap Fund

     North American - Putnam                        19                58               100               217
     Opportunities Fund

     North American - T. Rowe Price Blue            17                54                92               201
     Chip Growth Fund

     North American - T. Rowe Price                 19                60               103               223
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  7                22                38               86
     Growth Lifestyle Fund

     North American - AG Conservative                7                22                38               86
     Growth Lifestyle Fund

     North American - AG Core Bond                  14                44                76               167
     Fund

     North American - AG High Yield                 16                50                86               187
     Bond Fund

     North American - AG Moderate                    7                22                38               86
     Growth Lifestyle Fund

     North American - AG 2 Money                    12                36                62               138
     Market Fund

     North American - AG Socially                   12                36                63               139
     Responsible Fund

     North American - AG Strategic Bond             15                46                80               176
     Fund


     North American - Goldman Sachs                 14                44                77               168
     Large Cap Growth Fund

     North American International Growth            17                54                93               203
     Fund

     North American - INVESCO MidCap                14                43                75               164
     Growth Fund

     North American - J.P. Morgan Small             17                54                92               201
     Cap Growth Fund

     North American Small Cap Value                 16                49                84               184
     Fund

     North American - State Street Large            14                44                76               167
     Cap Value Fund

     North American - Neuberger Berman              16                51                88               193
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        21                66               113               244

     Ariel Fund                                     21                65               112               242

Dreyfus Basic GNMA Fund                             26                79               136               289

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              23                71               122               261
     Class A

     Evergreen Small Cap Value Fund,                25                78               134               285
     Class A

     Evergreen Value Fund, Class A                  19                58               100               216

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 22                67               115               249
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  19                59               101               219

INVESCO Blue Chip Growth Fund,                      19                59               102               221
Investor Class

Janus Adviser Worldwide Fund                        21                64               110               237

Janus Fund                                          17                53                92               200

Lou Holland Growth Fund                             22                69               118               253

MAS Mid Cap Growth Portfolio,                       17                54                93               203
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        19                58               100               216

     Sit Small Cap Growth Fund                      24                73               125               268

Vanguard LifeStrategy Conservative                  14                43                75               165
     Growth Fund

Vanguard LifeStrategy Growth Fund                   14                44                76               166

Vanguard LifeStrategy Moderate                      14                44                76               166
     Growth Fund

Warburg Pincus Small Company                        23                70               120               258
     Growth Fund, Common Class


EXAMPLE #2



--------------------------------------------------------------------------------------------------------------------
                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I
     North American - AG Asset                      $61               $95              $127             $170
     Allocation Fund

     North American - AG Capital                    61                96               129               173
     Conservation Fund

     North American - AG Government                 61                95               128               172
     Securities Fund


     North American - AG Growth &                   63                102              140               197
     Income Fund

     North American - AG International              60                90               120               154
     Equities Fund

     North American - AG MidCap Index               59                89               117               148
     Fund

     North American - AG Nasdaq-100(R)              60                92               123               162
     Index Fund

     North American - AG Small Cap                  59                90               119               152
     Index Fund

     North American - American Century              63                102              141               198
     Income & Growth Fund

     North American - American Century              66                109              153               223
     International Growth Fund

     North American - Core Equity Fund              64                103              142               200

     North American - Founders Large                66                109              153               223
     Cap Growth Fund

     North American - Founders/T. Rowe              65                106              147               211
     Price Small Cap Fund

     North American - Putnam                        65                108              150               217
     Opportunities Fund

     North American - T. Rowe Price Blue            64                103              142               201
     Chip Growth Fund

     North American - T. Rowe Price                 66                109              153               223
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                 54                72                88               86
     Growth Lifestyle Fund

     North American - AG Conservative               54                72                88               86
     Growth Lifestyle Fund

     North American - AG Core Bond                  61                94               126               167
     Fund

     North American - AG High Yield                 63                99               136               187
     Bond Fund

     North American - AG Moderate                   54                72                88               86
     Growth Lifestyle Fund

     North American - AG 2 Money                    58                86               112               138
     Market Fund

     North American - AG Socially                   58                86               113               139
     Responsible Fund

     North American - AG Strategic Bond             62                96               130               176
     Fund

     North American - Goldman Sachs                 61                94               127               168
     Large Cap Growth Fund

     North American International Growth            64                104              143               203
     Fund

     North American - INVESCO MidCap                60                93               125               164
     Growth Fund

     North American - J.P. Morgan Small             64                103              142               201
     Cap Growth Fund

     North American Small Cap Value                 62                99               134               184
     Fund

     North American - State Street Large            61                94               126               167
     Cap Value Fund


     North American - Neuberger Berman              63                101              138               193
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        68                115              163               244

     Ariel Fund                                     68                115              162               242

Dreyfus Basic GNMA Fund                             72                128              186               289

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              69                120              172               261
     Class A

     Evergreen Small Cap Value Fund,                72                127              184               285
     Class A

     Evergreen Value Fund, Class A                  65                107              150               216

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 68                116              165               249
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  65                108              151               219

INVESCO Blue Chip Growth Fund,                      65                108              152               221
     Investor Class

Janus Adviser Worldwide Fund                        67                113              160               237

Janus Fund                                          64                103              142               200

Lou Holland Growth Fund                             68                117              168               253

MAS Mid Cap Growth Portfolio,                       64                104              143               203
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        65                107              150               216

     Sit Small Cap Growth Fund                      70                122              175               268

Vanguard LifeStrategy Conservative
     Growth Fund                                    61                 93              125               165

Vanguard LifeStrategy Growth Fund                   61                 94              126               166

Vanguard LifeStrategy Moderate
     Growth Fund                                    61                 94              126               166

Warburg Pincus Small Company                        69                119              170               258
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                              PORTFOLIO DIRECTOR 2
                           Fixed and Variable Annuity
                               Separate Account A

                             For Series 1.40 - 12.40

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages
Insert the following above "Separate Account A":
Fixed and Variable Annuity

Inside Cover Pages (changes underlined)
The Variable Annuity life Insurance Company
Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts
Portfolio Director(R) 2 Fixed and Variable Annuity
                        --------------------------
First paragraph, inside cover page (changes underlined)
The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director 2 that consist of group and individual fixed and variable
                                                          ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

-------------------------------------------------------------------------------
Portfolio Director 2 has added several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
-------------------------------------------------------------------------------

Additions to the Fee Tables, page 2

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net                        Administration       Separate
assets):                                       Mortality and   and Distribution  Account Expense   Total Separate
                    Fund                     Expense Risk Fee         Fee         Reimbursement     Account Fee
                    ----                     ----------------  ----------------  ---------------   --------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.25%             0.35%              --              0.60%
     Allocation Fund

     North American - AG Capital                   0.25              0.35               --              0.60
     Conservation Fund

     North American - AG Government                0.25              0.35               --              0.60
     Securities Fund

     North American - AG Growth & Income           0.25              0.35               --              0.60
     Fund

     North American - AG International             0.25              0.35               --              0.60
     Equities Fund

     North American - AG MidCap Index              0.25              0.35               --              0.60
     Fund

     North American - AG Nasdaq-100(R)             0.25              0.35               --              0.60
     Index Fund

     North American - AG Small Cap Index           0.25              0.35               --              0.60
     Fund

     North American - American Century             0.25              0.35               --              0.60
     Income & Growth Fund

     North American - American Century             0.25              0.35               --              0.60
     International Growth Fund

     North American - Founders Large               0.25              0.35               --              0.60
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.35               --              0.60
     Price Small Cap Fund

     North American - Putnam                       0.25              0.35               --              0.60
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.35               --              0.60
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.35               --              0.60
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.25              0.35             (0.25)%           0.35
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.35             (0.25)            0.35
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.35             (0.25)            0.35

     North American - AG High Yield                0.25              0.35             (0.25)            0.35
     Bond Fund

     North American - AG Moderate Growth           0.25              0.35             (0.25)            0.35
     Lifestyle Fund

     North American - AG 2 Money Market            0.25              0.35             (0.25)            0.35
     Fund

     North American - AG Socially                  0.25              0.35             (0.25)            0.35
     Responsible Fund

     North American - AG Strategic Bond            0.25              0.35             (0.25)            0.35
     Fund

     North American - Goldman Sachs                0.25              0.35             (0.25)            0.35
     Large Cap Growth Fund

     North American International Growth           0.25              0.35             (0.25)            0.35
     Fund

     North American - INVESCO MidCap               0.25              0.35             (0.25)            0.35
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.35             (0.25)            0.35
     Cap Growth Fund

     North American Small Cap Value                0.25              0.35             (0.25)            0.35
     Fund

     North American - State Street Large           0.25              0.35             (0.25)            0.35
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.35             (0.25)            0.35
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              0.60             (0.25)            0.60

     Ariel Fund                                    0.25              0.60             (0.25)            0.60

Dreyfus Basic GNMA Fund                            0.25              0.60             (0.25)            0.60

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              0.35             (0.25)            0.60
     Class A

     Evergreen Small Cap Value Fund,               0.25              0.35             (0.25)            0.60
     Class A

     Evergreen Value Fund, Class A                 0.25              0.35             (0.25)            0.60

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              0.60             (0.25)            0.60
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.25              0.60               --              0.85

INVESCO Blue Chip Growth Fund,                     0.25              0.60             (0.25)            0.60
     Investor Class

Janus Adviser Worldwide Fund                       0.25              0.60             (0.25)            0.60

Janus Fund                                         0.25              0.60             (0.25)            0.60

Lou Holland Growth Fund                            0.25              0.60             (0.25)            0.60

MAS Mid Cap Growth Portfolio,                      0.25              0.60             (0.25)            0.60
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              0.60             (0.25)            0.60

     Sit Small Cap Growth Fund                     0.25              0.60             (0.25)            0.60

Vanguard LifeStrategy Conservative                 0.25              0.60               --              0.85
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              0.60               --              0.85

Vanguard LifeStrategy Moderate                     0.25              0.60               --              0.85
     Growth Fund

Warburg Pincus Small Company                       0.25              0.60             (0.25)            0.60
     Growth Fund, Common Class

For the funds above that reflect Separate Account Expense Reimbursement, the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):
                                              Management Fees                     Other Expenses     Total Fund
                                                (After Fee                        (After Expense   Expenses (After
                    Fund                          Waiver)         12b-1 Fees         Waiver)       Expense Waiver)
                    ----                      ---------------     ----------      --------------   ---------------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     0.50%              --               0.07%            0.57%
     Allocation Fund

     North American - AG Capital                   0.50               --               0.10             0.60
     Conservation Fund

     North American - AG Government                0.50               --               0.09             0.59
     Securities Fund

     North American - AG Growth & Income           0.75               --               0.07             0.82
     Fund

     North American - AG International             0.35               --               0.08             0.43
     Equities Fund

     North American - AG MidCap Index              0.31               --               0.07             0.38
     Fund

     North American - AG Nasdaq-100(R)             0.40               --               0.10             0.50
     Index Fund

     North American - AG Small Cap Index           0.35               --               0.06             0.41
     Fund

     North American - American Century             0.77               --               0.06             0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06             1.06
     International Growth Fund

     North American - Core Equity Fund             0.80               --               0.05             0.85

     North American - Founders Large               1.00               --               0.06             1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.05             0.95
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06             1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06             0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06             1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                0.10               --                 --             0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                 --             0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30             0.80

     North American - AG High Yield                0.69               --               0.29             0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                 --             0.10
     Lifestyle Fund

     North American - AG 2 Money Market            0.24               --               0.30             0.54
     Fund

     North American - AG Socially                  0.25               --               0.30             0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29             0.88
     Fund

     North American - Goldman Sachs                0.52               --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88               --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63               --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81               --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74               --               0.21             0.95
     Fund

     North American - State Street Large           0.49               --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74               --               0.29             1.03
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%             0.26             1.26

     Ariel Fund                                    0.65              0.25              0.35             1.25

Dreyfus Basic GNMA Fund                            0.26                --              1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25              0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25              0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25              0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25              0.16             1.31
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                 0.60                --              0.18             0.78

INVESCO Blue Chip Growth Fund,                     0.53              0.25              0.26             1.04
     Investor Class

Janus Adviser Worldwide Fund                       0.65              0.25              0.30             1.20

Janus Fund                                         0.65                --              0.20             0.85

Lou Holland Growth Fund                            0.85                --              0.50             1.35

MAS Mid Cap Growth Portfolio,                      0.50              0.25              0.13             0.88
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                --             1.00

     Sit Small Cap Growth Fund                     1.50                --                --             1.50

Vanguard LifeStrategy Conservative                 0.28                --                --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                --             0.29
     Growth Fund

Warburg Pincus Small Company                       0.00              0.25              1.15             1.40
     Growth Fund, Common Class

Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares. Janus Adviser Worldwide
Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees. Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1

                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $12               $38               $67              $147
     Allocation Fund

     North American - AG Capital                    13                39                68               150
     Conservation Fund

     North American - AG Government                 13                39                68               149
     Securities Fund

     North American - AG Growth & Income            15                46                80               175
     Fund

     North American - AG International              11                34                59               131
     Equities Fund

     North American - AG MidCap Index               10                32                56               125
     Fund

     North American - AG Nasdaq-100(R)              12                36                63               139
     Index Fund

     North American - AG Small Cap Index            11                33                58               129
     Fund

     North American - American Century              15                46                80               176
     Income & Growth Fund

     North American - American Century              17                54                92               201
     International Growth Fund

     North American Core Equity Fund               15                 47                81               178

     North American - Founders Large                17                54                92               201
     Cap Growth Fund

     North American - Founders/T. Rowe              16                50                87               189
     Price Small Cap Fund

     North American - Putnam                        17                52                90               196
     Opportunities Fund

     North American - T. Rowe Price Blue            15                47                82               179
     Chip Growth Fund

     North American - T. Rowe Price                 17                54                92               201
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                  5                16                27                62
     Growth Lifestyle Fund

     North American - AG Conservative                5                16                27                62
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             12                38                65               145

     North American - AG High Yield                 14                43                75               165
     Bond Fund

     North American - AG Moderate Growth             5                16                27                62
     Lifestyle Fund

     North American - AG 2 Money Market              9                30                52               115
     Fund

     North American - AG Socially                   10                30                52               116
     Responsible Fund

     North American - AG Strategic Bond             13                40                70               154
     Fund

     North American - Goldman Sachs                 12                38                66               146
     Large Cap Growth Fund

     North American International Growth            15                48                83               182
     Fund

     North American - INVESCO MidCap                12                37                64               141
     Growth Fund

     North American - J.P. Morgan Small             15                47                82               179
     Cap Growth Fund

     North American Small Cap Value                 14                42                73               162
     Fund

     North American - State Street Large            12                38                65               145
     Cap Value Fund

     North American - Neuberger Berman              14                45                78               171
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        19                60               103               223

     Ariel Fund                                     19                59               102               222

Dreyfus Basic GNMA Fund                             22                69               118               253

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              21                65               111               240
     Class A

     Evergreen Small Cap Value Fund,                23                72               124               265
     Class A

     Evergreen Value Fund, Class A                  17                52                89               195

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 20                61               105               228
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  17                53                91               198

INVESCO Blue Chip Growth Fund,                      17                53                91               199
     Investor Class

Janus Adviser Worldwide Fund                        19                58               100               216

Janus Fund                                          15                47                81               178

Lou Holland Growth Fund                             20                62               107               232

MAS Mid Cap Growth Portfolio,                       15                48                83               182
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        17                52                89               195

     Sit Small Cap Growth Fund                      22                67               115               248

Vanguard LifeStrategy Conservative                  12                37                64               142
     Growth Fund

Vanguard LifeStrategy Growth Fund                   12                37                65               144

Vanguard LifeStrategy Moderate                      12                37                65               144
     Growth Fund

Warburg Pincus Small Company                        21                64               110               237
     Growth Fund, Common Class

EXAMPLE #2

                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES I

     North American - AG Asset                     $59               $88              $117              $147
     Allocation Fund

     North American - AG Capital                    59                89               118               150
     Conservation Fund

     North American - AG Government                 59                89               118               149
     Securities Fund

     North American - AG Growth & Income            61                96               130               175
     Fund

     North American - AG International              58                84               109               131
     Equities Fund

     North American - AG MidCap Index               57                82               106               125
     Fund

     North American - AG Nasdaq-100(R)              58                86               113               139
     Index Fund

     North American - AG Small Cap Index            57                83               108               129
     Fund

     North American - American Century              62                96               130               176
     Income & Growth Fund

     North American - American Century              64               103               142               201
     International Growth Fund

     North American Core                            62                97               131               178
     Equity Fund

     North American - Founders Large                64               103               142               201
     Cap Growth Fund

     North American - Founders/T. Rowe              63               100               137               189
     Price Small Cap Fund

     North American - Putnam                        63               102               140               196
     Opportunities Fund

     North American - T. Rowe Price Blue            62                97               132               179
     Chip Growth Fund

     North American - T. Rowe Price                 64               103               142               201
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE PRODUCT
SERIES II

     North American - AG Aggressive                 52                66                77                62
     Growth Lifestyle Fund

     North American - AG Conservative               52                66                77                62
     Growth Lifestyle Fund

     North American - AG Core Bond  Fund            59                88               115               145

     North American - AG High Yield                 61                93               125               165
     Bond Fund

     North American - AG Moderate Growth            52                66                77                62
     Lifestyle Fund

     North American - AG 2 Money Market             56                80               102               115
     Fund

     North American - AG Socially                   56                80               102               116
     Responsible Fund

     North American - AG Strategic Bond             60                90               120               154
     Fund

     North American - Goldman Sachs                 59                88               116               146
     Large Cap Growth Fund

     North American International Growth            62                98               133               182
     Fund

     North American - INVESCO MidCap                59                87               114               141
     Growth Fund

     North American - J.P. Morgan Small             62                97               132               179
     Cap Growth Fund

     North American Small Cap Value                 60                92               123               162
     Fund

     North American - State Street Large            59                88               115               145
     Cap Value Fund

     North American - Neuberger Berman              61                 95              128               171
     MidCap Value Fund

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        66                109              153               223

     Ariel Fund                                     66                109              152               222

Dreyfus Basic GNMA Fund                             68                117              168               253

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              67                114              161               240
     Class A

     Evergreen Small Cap Value Fund,                70                121              174               265
     Class A

     Evergreen Value Fund, Class A                  63                101              139               195

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 66                111              155               228
     Class A

FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST

     Templeton Asset Strategy Fund                  63                102              141               198

INVESCO Blue Chip Growth Fund,                      64                103              141               199
     Investor Class

Janus Adviser Worldwide Fund                        65                107              150               216

Janus Fund                                          62                 97              131               178

Lou Holland Growth Fund                             67                112              157               232

MAS Mid Cap Growth Portfolio,                       62                 98              133               182
     Advisor Class

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        63                101              139               195

     Sit Small Cap Growth Fund                      68                116              165               248

Vanguard LifeStrategy Conservative                  59                 87              114               142
     Growth Fund

Vanguard LifeStrategy Growth Fund                   59                 87              115               144

Vanguard LifeStrategy Moderate                      59                 87              115               144
     Growth Fund

Warburg Pincus Small Company                        67                113              160               237
     Growth Fund, Common Class

SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7

North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.

North American - AG Asset Allocation Fund

The Fund seeks a maximum aggregate rate of return over the long-term through controlled investment risk by adjusting its investment mix among stocks, long-term debt securities and short-term money market securities.

Adviser: American General Advisers

North American - AG Capital Conservation Fund

The Fund seeks the highest possible total return consistent with preservation of capital through current income and capital gains on investments in intermediate and long-term debt instruments and other income producing securities.

Adviser: American General Advisers

North American - AG Government Securities Fund

The Fund seeks high current income and protection of capital through investments in intermediate and long-term U.S. Government debt securities.

Adviser: American General Advisers

North American - AG Growth & Income Fund

The Fund seeks long-term growth of capital and, secondarily, current income through investment in common stocks and equity-related securities.

Adviser: American General Advisers

North American - AG International Equities Fund

The Fund seeks to provide long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers that, as a group, are expected to provide investment results closely corresponding to the performance of the Morgan Stanley Capital International, Europe, Australasia and the Far East Index.

Adviser: American General Advisers

North American - AG MidCap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Standard & Poor's MidCap 400 Index.

Adviser: American General Advisers

North American - AG Small Cap Index Fund

The Fund seeks to provide growth of capital through investments primarily in a diversified portfolio of common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the Russell 2000 Index.

Adviser: American General Advisers

North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.

North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC

North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.

North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.

North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.

North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers

North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers

North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers

North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers

North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.

North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management

North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.

North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.

North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.

North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.

North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R) Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors

North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.

Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.

Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.

Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation

Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation

Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S.
companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation

Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation

Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)

Franklin Templeton Variable Insurance Products Trust:

Templeton Asset Strategy Fund

The Fund seeks a high level of total return by investing in the stocks and bonds of any nation, including emerging markets, and money market instruments.

Adviser: Templeton Investment Counsel, Inc.

INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.

Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation

Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation

Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.

MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP

Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.

Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.

Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard

Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC






Portfolio Director 2 Supplement
11/1/2000

                   THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
                               SEPARATE ACCOUNT A
                               PORTFOLIO DIRECTOR
                           Fixed and Variable Annuity
                               Separate Account A

                      Supplement issued November 15, 2000
                       To the Prospectus dated May 1, 2000

Outside Cover Pages

Insert the following above "Separate Account A":
Fixed and Variable Annuity


Inside Cover Pages (changes underlined)

The Variable Annuity life Insurance Company

Units of Interest Under Group and Individual Fixed and Variable Annuity
                                             ---------
Contracts

Portfolio Director(R) Fixed and Variable Annuity
                      --------------------------

First paragraph, inside cover page (changes underlined)

The Variable Annuity Life Insurance Company ("VALIC") offers certain Series of Portfolio Director that consist of group and individual fixed and variable
                                                        ---------
annuity contracts (the "Contracts") to Participants in certain employer sponsored retirement plans.

--------------------------------------------------------------------------------
Portfolio Director has added several new variable account options as shown below. Generally, however, the variable account options shown below will not be available to participants for allocations and future investments until December 11, 2000.
--------------------------------------------------------------------------------

Additions to the Fee Tables, page 2

SEPARATE ACCOUNT EXPENSES
(as a percentage of Separate Account net
assets):
                                                                Administration       Separate
                                               Mortality and   and Distribution   Account Expense   Total Separate
                 Fund                        Expense Risk Fee         Fee          Reimbursement     Account Fee
                 ----                        ----------------  ----------------   ---------------   --------------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             0.25%             0.75%              --              1.00%
     Index Fund

     North American - American Century             0.25              0.75               --              1.00
     Income & Growth Fund

     North American - American Century             0.25              0.75               --              1.00
     International Growth Fund

     North American - Founders Large               0.25              0.75               --              1.00
     Cap Growth Fund

     North American - Founders/T. Rowe             0.25              0.75               --              1.00
     Price Small Cap Fund

     North American - Putnam                       0.25              0.75               --              1.00
     Opportunities Fund

     North American - T. Rowe Price Blue           0.25              0.75               --              1.00
     Chip Growth Fund

     North American - T. Rowe Price                0.25              0.75               --              1.00
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.25              0.75            (0.25%)            0.75
     Growth Lifestyle Fund

     North American - AG Conservative              0.25              0.75            (0.25)             0.75
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.25              0.75            (0.25)             0.75

     North American - AG High Yield                0.25              0.75            (0.25)             0.75
     Bond Fund

     North American - AG Moderate Growth           0.25              0.75            (0.25)             0.75
     Lifestyle Fund

     North American - AG 2 Money
     Market Fund                                   0.25              0.75            (0.25)             0.75

     North American - AG Socially                  0.25              0.75            (0.25)             0.75
     Responsible Fund

     North American - AG Strategic                 0.25              0.75            (0.25)             0.75
     Bond Fund

     North American - Goldman Sachs                0.25              0.75            (0.25)             0.75
     Large Cap Growth Fund

     North American International Growth           0.25              0.75            (0.25)             0.75
     Fund

     North American - INVESCO MidCap               0.25              0.75            (0.25)             0.75
     Growth Fund

     North American - J.P. Morgan Small            0.25              0.75            (0.25)             0.75
     Cap Growth Fund

     North American Small Cap Value                0.25              0.75            (0.25)             0.75
     Fund

     North American - State Street Large           0.25              0.75            (0.25)             0.75
     Cap Value Fund

     North American - Neuberger Berman             0.25              0.75            (0.25)             0.75
     MidCap Value Fund

American Century Ultra Fund                        0.25              1.00            (0.21)             1.04

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.25              1.00            (0.25)             1.00

     Ariel Fund                                    0.25              1.00            (0.25)             1.00

Dreyfus Basic GNMA Fund                            0.25              1.00            (0.25)             1.00

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.25              1.00            (0.25)             1.00
     Class A

     Evergreen Small Cap Value Fund,               0.25              1.00            (0.25)             1.00
     Class A

     Evergreen Value Fund, Class A                 0.25              1.00            (0.25)             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.25              1.00            (0.25)             1.00
     Class A

INVESCO Blue Chip Growth Fund,                     0.25              1.00            (0.25)             1.00
Investor Class

Janus Adviser Worldwide Fund                       0.25              1.00            (0.25)             1.00

Janus Fund                                         0.25              1.00            (0.25)             1.00

Lou Holland Growth Fund                            0.25              1.00            (0.25)             1.00

MAS Mid Cap Growth Portfolio,                      0.25              1.00            (0.25)             1.00
     Advisor Class

Putnam Global Growth Fund, Class A                 0.25              1.00            (0.25)             1.00

Putnam New Opportunities Fund, Class A             0.25              1.00            (0.25)             1.00

Putnam OTC & Emerging Growth Fund, Class A         0.25              1.00            (0.25)             1.00

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       0.25              1.00            (0.25)             1.00

     Sit Small Cap Growth Fund                     0.25              1.00            (0.25)             1.00

Templeton Foreign Fund, Class A                    0.25              1.00            (0.25)             1.00

Vanguard LifeStrategy Conservative                 0.25              1.00               --              1.25
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.25              1.00               --              1.25

Vanguard LifeStrategy Moderate                     0.25              1.00               --              1.25
     Growth Fund

Vanguard Long-Term Corporate Fund                  0.25              1.00            (0.25)             1.00

Vanguard Long-Term Treasury Fund                   0.25              1.00            (0.25)             1.00

Vanguard Wellington Fund                           0.25              1.00               --              1.25

Vanguard Windsor II Fund                           0.25              1.00               --              1.25

Warburg Pincus Small Company                       0.25              1.00            (0.25)             1.00
     Growth Fund, Common Class


For the funds above that reflect Separate Account Expense Reimbursement (except for Vanguard Long-Term Corporate and Treasury Funds), the Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee, reduced by the Separate Account Expense Reimbursement. Pursuant to the Separate Account Expense Reimbursement, the charges as shown are reduced by certain payments received from the underlying fund and/or its affiliates or distributors for administrative and shareholder services provided by the Company. See "Fees and Charges -- Separate Account Expense Reimbursement" in the prospectus for more information.

Vanguard Long-Term Corporate and Treasury Funds: The Total Separate Account Fee equals the VALIC Separate Account A mortality and expense risk fee plus the administration and distribution fee reduced by the Separate Account Expense Reimbursement. The Separate Account Expense Reimbursement reflects a voluntary expense reimbursement made by the Company directly to the Account Division, which may be terminated by the Company at any time without notice.

FUND ANNUAL EXPENSES
(as a percentage of Fund net assets):
                                                                                   Other Expenses      Total Fund
                                              Management Fees                      (After Expense    Expenses (After
                 Fund                       (After Fee Waiver)     12b-1 Fees            Waiver)     Expense Waiver)
                 ----                       ------------------     ----------      --------------    ---------------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             0.40%              --               0.10%             0.50%
     Index Fund

     North American - American Century             0.77               --               0.06              0.83
     Income & Growth Fund

     North American - American Century             1.00               --               0.06              1.06
     International Growth Fund

     North American Core                           0.80               --               0.05              0.85
     Equity Fund

     North American - Founders Large               1.00               --               0.06              1.06
     Cap Growth Fund

     North American - Founders/T. Rowe             0.90               --               0.05              0.95
     Price Small Cap Fund

     North American - Putnam                       0.95               --               0.06              1.01
     Opportunities Fund

     North American - T. Rowe Price Blue           0.80               --               0.06              0.86
     Chip Growth Fund

     North American - T. Rowe Price                1.00               --               0.06              1.06
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                0.10               --                 --              0.10
     Growth Lifestyle Fund

     North American - AG Conservative              0.10               --                 --              0.10
     Growth Lifestyle Fund

     North American - AG Core Bond Fund            0.50               --               0.30              0.80

     North American - AG High Yield                0.69               --               0.29              0.98
     Bond Fund

     North American - AG Moderate Growth           0.10               --                 --              0.10
     Lifestyle Fund

     North American - AG 2 Money                   0.24               --               0.30              0.54
     Market Fund

     North American - AG Socially                  0.25               --               0.30              0.55
     Responsible Fund

     North American - AG Strategic Bond            0.59               --               0.29              0.88
     Fund

     North American - Goldman Sachs                0.52                --               0.29             0.81
     Large Cap Growth Fund

     North American International Growth           0.88                --               0.25             1.13
     Fund

     North American - INVESCO MidCap               0.63                --               0.14             0.77
     Growth Fund

     North American - J.P. Morgan Small            0.81                --               0.30             1.11
     Cap Growth Fund

     North American Small Cap Value                0.74                --               0.21             0.95
     Fund

     North American - State Street Large           0.49                --               0.31             0.80
     Cap Value Fund

     North American - Neuberger Berman             0.74                --               0.29             1.03
     MidCap Value Fund

American Century Ultra Fund                        1.00                --                 --             1.00

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                       0.75              0.25%              0.26             1.26

     Ariel Fund                                    0.65              0.25               0.35             1.25

Dreyfus Basic GNMA Fund                            0.26                --               1.29             1.55

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,             0.89              0.25               0.29             1.43
     Class A

     Evergreen Small Cap Value Fund,               1.00              0.25               0.42             1.67
     Class A

     Evergreen Value Fund, Class A                 0.50              0.25               0.25             1.00

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                0.90              0.25               0.16             1.31
     Class A

INVESCO Blue Chip Growth Fund, Investor            0.53              0.25               0.26             1.04
Class

Janus Adviser Worldwide Fund                       0.65              0.25               0.30             1.20

Janus Fund                                         0.65                --               0.20             0.85

Lou Holland Growth Fund                            0.85                --               0.50             1.35

MAS Mid Cap Growth Portfolio, Advisor Class        0.50              0.25               0.13             0.88

Putnam Global Growth Fund, Class A                 0.63              0.25               0.22             1.10

Putnam New Opportunities Fund, Class A             0.48              0.25               0.20             0.93

Putnam OTC & Emerging Growth Fund, Class A         0.55              0.25               0.18             0.98

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                       1.00                --                 --             1.00

     Sit Small Cap Growth Fund                     1.50                --                 --             1.50

Templeton Foreign Fund, Class A                    0.61              0.25               0.27             1.13

Vanguard LifeStrategy Conservative                 0.28                --                 --             0.28
     Growth Fund

Vanguard LifeStrategy Growth Fund                  0.29                --                 --             0.29

Vanguard LifeStrategy Moderate                     0.29                --                 --             0.29
     Growth Fund

Vanguard Long-Term Corporate                       0.28                --               0.02             0.30
     Fund

Vanguard Long-Term Treasury Fund                   0.25                --               0.03             0.28

Vanguard Wellington Fund                           0.28                --               0.02             0.30

Vanguard Windsor II Fund                           0.35                --               0.02             0.37

Warburg Pincus Small Company                       0.00              0.25               1.15             1.40
     Growth Fund, Common Class

Notes concerning the Fund Annual Expenses Table:

North American Fund Variable Product Series II: The management of the Funds waived or reimbursed fees during the fiscal year shown. In the absence of these waivers, management fees, other expenses and total annual portfolio operating expenses, respectively would be: Core Bond Fund, 0.50%, 1.04% and 1.54%; High Yield Bond Fund, 0.69%, 1.05% and 1.74%; International Growth Fund, 0.88%, 1.02% and 1.90%; Large Cap Growth Fund, 0.52%, 0.92% and 1.44%; Large Cap Value Fund, 0.49%, 1.02% and 1.51%; Mid Cap Growth Fund, 0.63%, 1.01% and 1.64%; Mid Cap
Value Fund, 0.74%, 0.99% and 1.73%; Money Market Fund, 0.24%, 0.99% and 1.23%;
Small Cap

Growth Fund, 0.81%, 0.97% and 1.78%; Small Cap Value Fund, 0.74%, 1.01% and 1.75%; Socially Responsible Fund, 0.25%, 0.98% and 1.23%; and Strategic Bond Fund, 0.59%, 1.05% and 1.64%.

North American Fund Variable Product Series II: Total Combined Operating Expenses based on estimated total average weighted combined operating expenses for the Aggressive Growth Lifestyle Fund is 1.04%, Conservative Growth Lifestyle Fund is 0.95%, and Moderate Growth Lifestyle Fund is 0.98%. Estimated Total Combined Operating Expenses of each Lifestyle Fund is based on the Total Fund Operating Expenses of the underlying funds and the Lifestyle Funds, assuming each Lifestyle Fund's projected asset allocation among the underlying funds is maintained.

Dreyfus Basic GNMA Fund: During 1999, Dreyfus waived a portion of its fee so that the effective management fee paid by the fund was 0.26%. This waiver reflects an undertaking by Dreyfus to limit fund expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, to 0.65%. This undertaking may be terminated upon 90 days' notice to shareholders.

Evergreen Special Equity Fund: The Fund's investment advisor may reduce or waive its fees or reimburse a fund for certain expenses in order to reduce expense ratios. The Fund's investment advisor may cease these waivers or reimbursements at any time. Including fee waivers and expense reimbursements and restating to reflect current fees, estimated total fund operating expenses for the fiscal year ending 6/30/2000 would be 1.31% for Class A shares.

Janus Adviser Worldwide Fund: Janus Capital has contractually agreed to waive the Fund's total operating expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) so that it will not exceed 1.20% until at least July 31, 2003.

Lou Holland Growth Fund: The Investment Manager has contractually agreed to waive its fees and reimburse other expenses of the Growth Fund to the extent that the Fund's total operating expenses exceed 1.35%. This agreement may be terminated only by the Fund's Board of Trustees.

Sit Mid Cap Growth Fund: The Adviser voluntarily waived 0.25% of its fee. It may terminate this fee waiver at any time after December 31, 2000.

Templeton Asset Strategy Fund: On February 8, 2000, shareholders of the Templeton Asset Allocation Fund approved a merger and reorganization that combined the Templeton Asset Allocation Fund with the Templeton Global Asset Allocation Fund, effective May 1, 2000. At the same time as the merger, the Templeton Asset Allocation Fund changed its name to the Templeton Asset Strategy Fund. The table shows restated total expenses for the Templeton Asset Strategy Fund based on the new fund fees and the assets of the Templeton Asset Allocation Fund as of December 31, 1999, and not the assets of the combined fund. However, if the table reflected both the new fund fees and the fund's combined assets, the fund's expenses after May 1, 2000 would be estimated as: Management Fees 0.60%, Other Expenses 0.14%, and Annual Expenses 0.74%.

Vanguard: The Vanguard LifeStrategy Funds did not incur any expenses in fiscal year 1999. However, while the Funds are expected to operate without expenses, shareholders in the Vanguard LifeStrategy Funds indirectly bear the expenses of the underlying Vanguard Funds in which the Funds invest. The indirect expense ratios that the Vanguard LifeStrategy Conservative Growth Fund, Vanguard LifeStrategy Growth Fund, and Vanguard LifeStrategy Moderate Growth Fund incurred for the year ended December 31, 1999 was 0.28%, 0.29% and 0.29%, respectively.

Warburg Pincus Small Company Growth Fund: Fee waivers and expense reimbursements or credits reduced expenses for the Fund during 1999 but may be discontinued at any time.

EXAMPLE #1

                    Fund                          1 Year            3 years          5 Years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)             $16               $49              $ 84              $184
     Index Fund

     North American - American Century              19                59               101               219
     Income & Growth Fund

     North American - American Century              21                66               113               244
     International Growth Fund

     North American Core Equity Fund                19                59               102               222

     North American - Founders Large                21                66               113               244
     Cap Growth Fund

     North American - Founders/T. Rowe              20                62               107               232
     Price Small Cap Fund

     North American - Putnam                        21                64               110               238
     Opportunities Fund

     North American - T. Rowe Price Blue            19                60               103               223
     Chip Growth Fund

     North American - T. Rowe Price                 21                66               113               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                  9                28                49               110
     Growth Lifestyle Fund

     North American - AG Conservative                9                28                49               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             16                50                87               189

     North American - AG High Yield                 18                56                96               209
     Bond Fund

     North American - AG Moderate Growth             9                28                49               110
     Lifestyle Fund

     North American - AG 2 Money                    14                42                73               161
     Market Fund

     North American - AG Socially                   14                42                73               162
     Responsible Fund

     North American - AG Strategic Bond             17                53                91               198
     Fund

     North American - Goldman Sachs                 16                51                87               190
     Large Cap Growth Fund

     North American International Growth            19                60               104               225
     Fund

     North American - INVESCO MidCap                16                49                85               186
     Growth Fund

     North American - J.P. Morgan Small             19                60               103               223
     Cap Growth Fund

     North American Small Cap Value                 18                55                94               206
     Fund

     North American - State Street Large            16                50                87               189
     Cap Value Fund

     North American - Neuberger Berman              18                57                99               214
     MidCap Value Fund

American Century Ultra Fund                         21                65               112               241

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        23                72               123               264

     Ariel Fund                                     23                72               123               263

Dreyfus Basic GNMA Fund                             26                81               138               293

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              25                77               132               281
     Class A

     Evergreen Small Cap Value Fund,                27                84               144               304
     Class A

     Evergreen Value Fund, Class A                  21                64               110               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 24                73               126               269
     Class A

INVESCO Blue Chip Growth Fund,                      21                65               112               241
Investor Class

Janus Adviser Worldwide Fund                        23                70               120               258

Janus Fund                                          19                59               102               222

Lou Holland Growth Fund                             24                75               128               273

MAS Mid Cap Growth Portfolio,                       19                60               104               225
     Advisor Class

Putnam Global Growth Fund, Class A                  22                67               115               248

Putnam New Opportunities Fund, Class A              20                62               106               230

Putnam OTC & Emerging Growth Fund, Class A          21                63               109               235

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        21                64               110               237

     Sit Small Cap Growth Fund                      26                79               135               288

Templeton Foreign Fund, Class A                     22                68               117               251

Vanguard LifeStrategy Conservative                  16                50                86               187
     Growth Fund

Vanguard LifeStrategy Growth                        16                50                86               188
     Fund

Vanguard LifeStrategy Moderate                      16                50                86               188
     Growth Fund

Vanguard Long-Term                                  14                42                73               162
     Corporate Fund

Vanguard Long-Term Treasury Fund                    13                42                72               159

Vanguard Wellington Fund                            16                50                87               189

Vanguard Windsor II Fund                            17                52                90               197

Warburg Pincus Small Company                        25                76               130               278
     Growth Fund, Common Class


EXAMPLE #2

                    Fund                          1 Year            3 Years          5 years          10 Years
                    ----                          ------            -------          -------          --------
NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES I

     North American - AG Nasdaq-100(R)              $62               $99              $134             $184
     Index Fund

     North American - American Century              65                108              151               219
     Income & Growth Fund

     North American - American Century              68                115              163               244
     International Growth Fund

     North American - Core Equity Fund              66                109              152               222

     North American - Founders Large                68                115              163               244
     Cap Growth Fund

     North American - Founders/T. Rowe              67                112              157               232
     Price Small Cap Fund

     North American - Putnam                        67                113              160               238
     Opportunities Fund

     North American - T. Rowe Price Blue            66                109              153               223
     Chip Growth Fund

     North American - T. Rowe Price                 68                115              163               244
     Health Sciences Fund

NORTH AMERICAN FUNDS VARIABLE
PRODUCT SERIES II

     North American - AG Aggressive                 56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Conservative               56                 78               99               110
     Growth Lifestyle Fund

     North American - AG Core Bond Fund             63                100              137               189

     North American - AG High Yield                 64                105              146               209
     Bond Fund

     North American - AG Moderate                   56                 78               99               110
     Growth Lifestyle Fund

     North American - AG 2 Money                    60                 92              123               161
     Market Fund

     North American - AG Socially                   60                 92              123               162
     Responsible Fund

     North American - AG Strategic Bond             63                102              141               198
     Fund

     North American - Goldman Sachs                 63                100              137               190
     Large Cap Growth Fund

     North American International Growth            66                110              154               225
     Fund

     North American - INVESCO MidCap                62                99               135               186
     Growth Fund

     North American - J.P. Morgan Small             66                109              153               223
     Cap Growth Fund

     North American Small Cap Value                 64                104              144               206
     Fund

     North American - State Street Large            63                100              137               189
     Cap Value Fund

     North American - Neuberger Berman              65                107              149               214
     MidCap Value Fund

American Century Ultra Fund                         67                114              162               241

ARIEL INVESTMENT TRUST

     Ariel Appreciation Fund                        70                121              173               264

     Ariel Fund                                     69                120              173               263

Dreyfus Basic GNMA Fund                             72                129              188               293

EVERGREEN EQUITY TRUST

     Evergreen Growth and Income Fund,              71                125              182               281
     Class A

     Evergreen Small Cap Value Fund,                73                132              194               304
     Class A

     Evergreen Value Fund, Class A                  67                113              160               237

EVERGREEN SELECT EQUITY TRUST

     Evergreen Special Equity Fund,                 70                122              176               269
     Class A

INVESCO Blue Chip Growth Fund,                      67                114              162               241
     Investor Class

Janus Adviser Worldwide Fund                        69                119              170               258

Janus Fund                                          66                109              152               222

Lou Holland Growth Fund                             70                123              178               273

MAS Mid Cap Growth Portfolio,                       66                110              154               225
     Advisor Class

Putnam Global Growth Fund, Class A                  68                116              165               248

Putnam New Opportunities Fund, Class A              66                111              156               230

Putnam OTC & Emerging Growth Fund, Class A          67                113              159               235

SIT MUTUAL FUNDS

     Sit Mid Cap Growth Fund                        67                113              160               237

     Sit Small Cap Growth Fund                      72                127              185               288

Templeton Foreign Fund, Class A                     68                117              167               251

Vanguard LifeStrategy Conservative                  63                 99              136               187
     Growth Fund

Vanguard LifeStrategy Growth                        63                100              136               188
     Fund

Vanguard LifeStrategy Moderate                      63                100              136               188
     Growth Fund

Vanguard Long-Term Corporate                        60                 92              123               162
     Fund

Vanguard Long-Term Treasury Fund                    60                 92              122               159

Vanguard Wellington Fund                            63                100              137               189

Vanguard Windsor II Fund                            63                102              140               197

Warburg Pincus Small Company                        71                125              180               278
     Growth Fund, Common Class


SUMMARY (OF INVESTMENT OBJECTIVES), PAGE 7


North American Funds Variable Product Series I:

North American - AG Nasdaq-100(R) Index Fund

The Fund seeks long-term capital growth through investments in the stocks that are included in the Nasdaq-100 Index(R).

Adviser: American General Advisers, a division of VALIC

Sub-Adviser: American General Investment Management, L.P.


North American - American Century Income & Growth Fund

The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks. Current income is a secondary consideration.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.


North American - American Century International Growth Fund

The Fund seeks capital growth through investments primarily in equity securities of issuers in developed foreign countries.

Adviser: American General Advisers

Sub-Adviser: American Century Investment Management, Inc.


North American - Founders Large Cap Growth Fund

The Fund seeks long-term growth of capital. The Fund normally will invest at least 65% of its total assets in common stocks of well-established, high-quality growth companies.

Adviser: American General Advisers

Sub-Adviser: Founders Asset Management LLC


North American - Founders/T. Rowe Price Small Cap Fund

The Fund seeks to provide long-term capital growth by investing primarily in the stocks of small companies. It will invest at least 65% of its total assets in stocks of small companies.

Adviser: American General Advisers

Co-Sub-Advisers: Founders Asset Management LLC and T. Rowe Price Associates,
Inc.


North American - Putnam Opportunities Fund

The Fund seeks capital appreciation through investments in common stocks. It invests mainly in common stocks of large U.S. companies, with a focus on growth stocks (those the manager believes whose earnings will grow faster than the economy, with a resultant price increase).

Adviser: American General Advisers

Sub-Adviser: Putnam Investment Management, Inc.


North American - T. Rowe Price Blue Chip Growth Fund

The Fund seeks long-term capital growth. Income is a secondary objective. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of large and medium-sized blue chip growth companies.

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.


North American - T. Rowe Price Health Sciences Fund

The Fund seeks long-term capital growth. The Fund pursues long-term capital appreciation by normally investing at least 65% of total assets in the common stocks of companies engaged in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

Adviser: American General Advisers

Sub-Adviser: T. Rowe Price Associates, Inc.


North American Funds Variable Product Series II:

North American - AG Aggressive Growth Lifestyle Fund

The Fund seeks growth through investments in a combination of the North American Funds Variable Product Series I or II Funds (primarily the equity funds).

Adviser: American General Advisers


North American - AG Conservative Growth Lifestyle Fund

The Fund seeks current income and low to moderate growth of capital through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers




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North American - AG Core Bond Fund

The Fund seeks the highest possible total return consistent with conservation of capital through investment in medium to high quality fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - AG High Yield Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of high yielding high risk fixed income securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - AG Moderate Growth Lifestyle Fund

The Fund seeks growth and current income through investments in North American Funds Variable Product Series I or II Funds.

Adviser: American General Advisers


North American - AG 2 Money Market Fund

The Fund seeks liquidity, protection of capital and current income through investments in short-term money market instruments.

Adviser: American General Advisers


North American - AG Socially Responsible Fund

The Fund seeks growth of capital through investment primarily in equity securities in companies which meet the social criteria established for the Fund.

Adviser: American General Advisers


North American - AG Strategic Bond Fund

The Fund seeks the highest possible total return and income consistent with conservation of capital through investment in a diversified portfolio of income producing securities.

Adviser: American General Advisers

Sub-Adviser: American General Investment Management, L.P.


North American - Goldman Sachs Large Cap Growth Fund

The Fund seeks long-term growth of capital through a broadly diversified portfolio of equity securities of large cap U.S. issuers that are expected to have better prospects for earnings growth than the growth rate of the federal domestic economy. Dividend income is a secondary objective.

Adviser: American General Advisers

Sub-Adviser: Goldman Sachs Asset Management


North American International Growth Fund

The Fund seeks long-term capital appreciation by investing in equity securities of non-U.S. companies, the majority of which are expected to be in developed markets. The Fund may invest across the capitalization spectrum, although it intends to emphasize smaller capitalization stocks.

Adviser: American General Advisers

Sub-Adviser: Thompson, Siegel & Walmsley, Inc.


North American - INVESCO MidCap Growth Fund

The Fund seeks capital appreciation principally through investments in medium capitalization equity securities, such as common and preferred stocks and securities convertible into common stocks.

Adviser: American General Advisers

Sub-Adviser: INVESCO Funds Group, Inc.


North American - J.P. Morgan Small Cap Growth Fund

The Fund seeks long-term growth from a portfolio of equity securities of small capitalization growth companies.

Adviser: American General Advisers

Sub-Adviser: J.P. Morgan Investment Management Inc.


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North American Small Cap Value Fund

The Fund seeks maximum long-term return consistent with reasonable risk to principal by investing primarily in equity securities of small capitalization companies in terms of revenues and/or market capitalization.

Adviser: American General Advisers

Sub-Adviser: Fiduciary Management Associates, Inc.


North American - State Street Large Cap Value Fund

The Fund seeks total returns that exceed over time the Russell 1000(R)Value Index through investments in equity securities.

Adviser: American General Advisers

Sub-Adviser: State Street Global Advisors


North American - Neuberger Berman MidCap Value Fund

The Fund seeks capital growth through investment in equity securities of medium capitalization companies using a value-oriented investment approach.

Adviser: American General Advisers

Sub-Adviser: Neuberger Berman Management Inc.


American Century Ultra Fund

The Fund seeks capital growth through investments primarily in common stocks that are considered to have better-than-average prospects for appreciation.

Adviser: American Century Investment Management, Inc.


Ariel Investment Trust:

Ariel Appreciation Fund

The Fund seeks long-term capital appreciation by investing primarily in medium-sized company stocks.

Adviser: Ariel Capital Management, Inc.


Ariel Fund

The Fund seeks long-term capital appreciation primarily through investment in small company stocks.

Adviser: Ariel Capital Management, Inc.


Dreyfus Basic GNMA Fund

The Fund seeks a high level of current income as is consistent with the preservation of capital. To pursue this goal, the Fund normally invests at least 65% of its net assets in GNMA certificates (popularly called "Ginnie Maes"), which are guaranteed as to timely payment of principal and interest by the Government National Mortgage Association.

Adviser: The Dreyfus Corporation


Evergreen Equity Trust:

Evergreen Growth and Income Fund

The Fund seeks capital growth in the value of its shares by investing in the securities of companies which are temporarily undervalued in the market place but display characteristics of growth such as high return on investment and competitive advantage in their industry.

Adviser: Evergreen Asset Management Corporation


Evergreen Small Cap Value Fund

The Fund seeks current income and capital growth in the value of its shares by investing in common stocks of small U.S. companies (less than $1 billion in market capitalization).

Adviser: Evergreen Asset Management Corporation


Evergreen Value Fund

The Fund seeks long-term capital growth with current income as a secondary objective by investing at least 75% of its assets in common stocks of medium and large-cap U.S. companies with prospects for earning growth and dividends.

Adviser: Evergreen Asset Management Corporation


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Evergreen Select Equity Trust:

Evergreen Special Equity Fund

The Fund seeks capital growth. It invests primarily in equity securities of U.S. companies with small market capitalizations.

Adviser: Meridian Investment Company (a subsidiary of First Union Corporation)


INVESCO Blue Chip Growth Fund

The Fund tries to buy securities that will increase in value over the long-term; current income is a secondary goal. The Fund invests primarily in common stocks of large companies with market capitalizations of more than $15 billion and that have a history of consistent earnings growth regardless of business cycles.

Adviser: INVESCO Funds Group, Inc.


Janus Adviser Worldwide Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks of companies of any size throughout the world.

Adviser: Janus Capital Corporation


Janus Fund

The Fund seeks long-term growth of capital in a manner consistent with the preservation of capital. It invests primarily in common stocks selected for their growth potential. Although the Fund can invest in companies of any size, it generally invests in larger, more established companies.

Adviser: Janus Capital Corporation


Lou Holland Growth Fund

The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration. It invests primarily in common stocks of growth companies.

Adviser: Holland Capital Management, L.P.


MAS Mid Cap Growth Portfolio

The Portfolio seeks long-term capital growth. It invests primarily in common stocks of companies with capitalizations in the range of companies included in the S&P MidCap 400 Index.

Adviser: Miller Anderson & Sherrerd, LLP


Putnam Global Growth Fund

The Fund seeks capital appreciation. Current income is only an incidental consideration in selecting investments for the Fund. The Fund is designed for investors seeking above-average capital growth potential through a globally diversified portfolio of common stocks. Dividend and interest income is only an incidental consideration.

Adviser: Putnam Investment Management, Inc.


Putnam New Opportunities Fund

The Fund seeks long-term capital appreciation. Current income is only an incidental consideration. The Fund invests principally in common stocks of companies in sectors of the economy which the Fund's investment adviser believes possess above-average long-term growth potential.

Adviser: Putnam Investment Management, Inc.


Putnam OTC & Emerging Growth Fund

The Fund seeks capital appreciation by investing primarily in common stocks traded in the over-the-counter market and common stocks of emerging growth companies listed on securities exchanges. The Fund is designed for investors willing to assume above-average risk in return for above-average capital growth potential.

Adviser: Putnam Investment Management, Inc.


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Sit Mutual Funds:

Sit Mid Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in the common stocks of growth companies with capitalizations of $2 billion to $15 billion at the time of purchase.

Adviser: Sit Investment Management, Inc.


Sit Small Cap Growth Fund

The Fund seeks to maximize long-term capital appreciation. It invests at least 65% of its total assets in common stocks of small growth companies with capitalizations of $2.5 billion or less at the time of purchase.

Adviser: Sit Investment Management, Inc.


                             Templeton Foreign Fund

The Fund seeks long-term capital growth by investing primarily in the equity securities of companies outside the U.S., including emerging markets.

Adviser: Templeton Global Advisors Limited


Vanguard LifeStrategy Conservative Growth Fund

The Fund seeks current income and low-to-moderate growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard LifeStrategy Growth Fund

The Fund seeks growth of capital by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard LifeStrategy Moderate Growth Fund

The Fund seeks growth of capital and a reasonable level of current income by investing in a relatively fixed combination of other Vanguard funds.

Adviser: Vanguard


Vanguard Long-Term Corporate Fund

The Fund seeks a high level of current income consistent with the maintenance of principal and liquidity by investing in a diversified portfolio of investment grade corporate and Government bonds.

Adviser: Wellington Management Company, LLP


Vanguard Long-Term Treasury Fund

The Fund seeks a high level of current income consistent with the maintenance of principal and liquidity by investing at least 85% of its total assets in long-term securities backed by the full faith and credit of the U.S. Government.

Adviser: Vanguard


Vanguard Wellington Fund

The Fund seeks to conserve capital and provide moderate long-term growth in capital and income by investing approximately 60% to 70% of its assets in dividend-paying stocks of established, large- and medium-sized companies that, in the adviser's opinion, are undervalued but whose prospects are improving. The remaining 30% to 40% of assets are invested primarily in high-quality, longer-term corporate bonds with some exposure to U.S. Treasury, government agency, and mortgage-backed bonds.

Adviser: Wellington Management Company, LLP


Vanguard Windsor II Fund

The Fund seeks to provide long-term growth of capital by investing mainly in the equity securities of large and medium-size companies whose stocks are considered by the Fund's advisers to be undervalued and out of favor with investors. The Fund's secondary objective is to provide some dividend income.

Advisers: Vanguard; Barrow, Hanley, Mewhinney, & Strauss, Inc.; Equinox Capital Management LLC; Tukman Capital Management, Inc.


Warburg Pincus Small Company Growth Fund

The Fund seeks capital growth by investing in the equity securities of small U.S. companies.

Adviser: Credit Suisse Asset Management, LLC


Portfolio Director Supplement
11/1/2000


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